UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		February 12, 2013


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		$ 1,407,916,000





Other Manager Reporting for this Manager:

Russell Investment Company 			28-01190





List of Other Included Managers:			None

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
        FORM 13F INFORMATION TABLE



                 Column 1                   Column 2   Column 3       Column 4  Column 5          Column 6   Column 7  Column8

                                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASCUSIP          (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED
NONE

ALLETE                                    Common       US0185223          40,266  982,584sh         sole                981,684
AMERIS BANCORP                            Common       US03076K1          32,1502,574,074sh         sole              2,571,452
ASTORIA FINANCIAL CORP                    Common       US0462651          30,7413,284,308sh         sole              3,282,438
BNC BANCORP                               Common       05566T101           3,065  382,695sh         sole                382,695
BROOKLINE BANCORP INC                     Common       US11373M1          10,8311,274,200sh         sole              1,273,900
BROOKS AUTOMATION INC                     Common       US1143401          20,3512,528,104sh         sole              2,524,414
CAMBRIDGE BANCORP                         Common       US1321521             944   25,782sh         sole                 25,782
CARTER'S INC                              Common       US1462291          62,7651,127,851sh         sole              1,126,951
COLONY BANKCORP INC.                      Common       US19623P1           1,481  411,398sh         sole                410,486
COMMUNITY FINANCIAL CORPORATION           Common       US20365L1             145   23,936sh         sole                 23,936
DIME COMMUNITY BANCSHARES INC             Common       US2539221             268   19,300sh         sole                 19,300
FIRST CONNECTICUT BANCORP, INC.           Common       US3198501             413   30,000sh         sole                 30,000
FOREST LABORATORIES INC                   Common       US3458381          46,3911,313,460sh         sole              1,312,660
FRONTIER COMMUNICATIONS CORP              Common       US35906A1          48,07711,233,05sh         sole              11,228,493
GENERAL DYNAMICS CORP.                    Common       US3695501          33,902  489,420sh         sole                489,011
H.J. HEINZ COMPANY                        Common       US4230741          44,915  778,693sh         sole                778,093
HEWLETT-PACKARD CO                        Common       US4282361          29,1242,043,803sh         sole              2,042,119
INDEPENDENT BANK CORP/MS                  Common       US4538361          38,7751,339,362sh         sole              1,338,309
INTERNATIONAL BANCSHARES CORP             Common       US4590441          38,7662,142,955sh         sole              2,141,335
JM SMUCKER CO/THE                         Common       US8326964          44,457  515,500sh         sole                515,100
MAC-GRAY CORP                             Common       US5541531          13,0831,042,490sh         sole              1,039,490
MARATHON OIL CORP                         Common       US5658491          43,3651,414,382sh         sole              1,413,282
MARATHON PETROLEUM CORP                   Common       US56585A1          59,182  939,391sh         sole                938,591
MICROSOFT CORP.                           Common       US5949181          32,9091,232,100sh         sole              1,231,100
NAUGATUCK VALLEY FINANCIAL                Common       US63906P1             257   38,600sh         sole                 38,600
NEXTERA ENERGY, INC.                      Common       US65339F1          47,755  690,197sh         sole                689,647
PARK STERLING CORP                        Common       US70086Y1             241   46,072sh         sole                 46,072
PEOPLES BANCORP INC                       Common       US7097891           9,567  468,300sh         sole                467,800
PRAXAIR INC.                              Common       US74005P1          40,547  370,457sh         sole                370,163
QUEST DIAGNOSTICS                         Common       US74834L1          42,980  737,609sh         sole                737,119
QUESTCOR PHARMACEUTICALS                  Common       US74835Y1          37,4271,400,697sh         sole              1,399,197
SOUTHWEST BANCORP INC.                    Common       US8447671          22,9742,051,234sh         sole              2,049,099
THE CHUBB CORPORATION                     Common       US1712321          47,352  628,675sh         sole                628,225
UNITED FINANCIAL BANCORP INC              Common       US91030T1             226   14,362sh         sole                 14,362
UNITEDHEALTH GROUP INC                    Common       US91324P1          42,011  774,531sh         sole                773,777
UNIVEST CORP OF PENNSYLVANIA              Common       US9152711          20,1951,181,017sh         sole              1,179,397
VERIZON COMMUNICATIONS                    Common       US92343V1          39,891  921,901sh         sole                921,016
WEBSTER FINANCIAL CORP - CT               Common       US9478901          36,9871,799,877sh         sole              1,799,232
WELLPOINT INC (NEW)                       Common       US94973V1          42,990  705,676sh         sole                705,034
WESTERN UNION CO.                         Common       US9598021          29,2632,150,100sh         sole              2,148,400
XEROX CORP                                Common       US9841211          32,2154,723,600sh         sole              4,719,700
144A KRBL LIMITED DERIVATIVE              Derivative   46632N702             8291,679,000sh         sole              1,679,000
144A LIC HOUSING FINANCE DERIVATIVE       Derivative   US46627U7           1,108  204,200sh         sole                204,200
144A NIIT TECHNOLOGIES DERIVATIVE         Derivative   US48125D7           1,243  276,900sh         sole                276,900
144A SOUTH INDIAN BANK LIMITED DERIVATIVE Derivative   46632N124           1,2702,535,250sh         sole              2,535,250
144A USHA MARTIN LTD                      Derivative   46632N140             485  807,100sh         sole                807,100
BHP BILLITON PLC - ADR (UK)               ADR          US05545E2          72,8151,034,749sh         sole                910,128
INFOSYS LTD - SP ADR                      Spon ADR     US4567881          68,6041,621,850sh         sole              1,450,846
METHANEX CORPORATION (US SHARES)          ADR          CA59151K1             283    8,870sh         sole                  6,950
NOVARTIS AG-ADR                           ADR          US66987V1              51      800sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR            GDR          US7960508          26,132   36,762sh         sole                 13,411
SAMSUNG ELECTRONICS PFD N/V-GDR           GDR          US7960502             147      370sh         sole                    370
TAIWAN SEMICONDUCTOR - SP ADR             Spon ADR     874,039,100           296   17,239sh         sole                 17,239
TEVA PHARMACEUTICAL - SP ADR              Spon ADR     US8816242          65,4101,751,753sh         sole              1,599,434



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